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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-22051

ING Infrastructure, Industrials and Materials Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Infrastructure, Industrials and Materials Fund

The schedules are not audited.

ING INFRASTRUCTURE, INDUSTRIALS AND MATERIALS FUND	PORTFOLIO OF INVESTMENTS as of May 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.0%
		Brazil: 1.8%
136,300		CPFL Energia SA ADR	$2,901,827	0.8
282,500		Weg S.A.	3,685,241	1.0
			6,587,068	1.8

		Canada: 0.7%
531,600		Bombardier, Inc. — Class B	2,409,954	0.7

		Chile: 0.6%
129,800		Enersis SA ADR	2,175,448	0.6

		China: 3.1%
80,000		China Mobile Ltd. ADR	4,144,000	1.1
310,000		China Unicom Hong Kong Ltd. ADR	4,200,500	1.2
1,718,639		Dongfang Electrical Machinery Co., Ltd.	2,645,785	0.8
			10,990,285	3.1

		Finland: 1.0%
266,736		Outotec Oyj	3,562,537	1.0

		France: 7.8%
42,210		Air Liquide	5,427,905	1.5
158,628	@	CGG	3,901,349	1.1
79,298		Schneider Electric S.A.	6,274,947	1.8
178,583		Suez Environnement S.A.	2,299,544	0.6
47,023		Technip S.A.	5,227,240	1.5
93,276		Vinci S.A.	4,783,639	1.3
			27,914,624	7.8

		Germany: 8.7%
64,788		BASF AG	6,278,944	1.8
224,486		Deutsche Post AG	5,657,011	1.6
406,989		Deutsche Telekom AG	4,634,943	1.3
217,737		E.ON AG	3,669,111	1.0
98,840		GEA Group AG	3,587,520	1.0
69,434		Siemens AG	7,319,196	2.0
			31,146,725	8.7

		India: 0.4%
58,900		Larsen & Toubro Ltd.	1,456,189	0.4

		Ireland: 1.4%
233,167		CRH PLC	4,923,865	1.4

		Italy: 2.7%
1,384,960		Enel S.p.A.	5,212,863	1.5
388,232		Fiat Industrial SpA	4,465,215	1.2
			9,678,078	2.7

		Japan: 4.6%
828,000		Hitachi Ltd.	5,573,124	1.5
163,300		Komatsu Ltd.	4,089,307	1.1
419,000		Mitsubishi Electric Corp.	3,941,055	1.1
49,900		Shin-Etsu Chemical Co., Ltd.	3,126,293	0.9
			16,729,779	4.6

		Luxembourg: 2.3%
344,300		ArcelorMittal	4,358,838	1.2
49,400	@	Millicom International Cellular SA	3,964,350	1.1
			8,323,188	2.3

		Netherlands: 2.6%
104,653		European Aeronautic Defence and Space Co. NV	6,025,971	1.7
53,000		Koninklijke DSM NV	3,477,357	0.9
			9,503,328	2.6

		Russia: 1.2%
223,700		Mobile Telesystems OJSC ADR	4,310,699	1.2

		South Korea: 1.1%
55,373		POSCO ADR	3,912,103	1.1

		Sweden: 1.3%
323,157		Volvo AB — B Shares	4,715,886	1.3

		Switzerland: 2.2%
227,500		ABB Ltd. ADR	4,957,225	1.4
60,768		Wolseley PLC	3,089,862	0.8
			8,047,087	2.2

		United Kingdom: 9.1%
172,602		Anglo American PLC	3,954,739	1.1
175,000		Antofagasta PLC	2,483,555	0.7
272,276		BHP Billiton PLC	7,829,396	2.2
132,899		Rio Tinto PLC	5,676,258	1.6
293,050		Vesuvius PLC	1,684,629	0.4
2,658,085		Vodafone Group PLC	7,703,487	2.1
102,301		Weir Group PLC	3,591,247	1.0
			32,923,311	9.1

		United States: 45.4%
72,800		Acuity Brands, Inc.	5,465,096	1.5
218,500		CenterPoint Energy, Inc.	5,064,830	1.4
255,600		CSX Corp.	6,443,676	1.8
57,600		Cummins, Inc.	6,890,688	1.9
78,400		Donaldson Co., Inc.	2,940,784	0.8
70,900		DTE Energy Co.	4,722,649	1.3
102,000	@	Eaton Corp. PLC	6,738,120	1.9
103,600		EI Du Pont de Nemours & Co.	5,779,844	1.6
99,000		Fluor Corp.	6,257,790	1.7
95,700		General Dynamics Corp.	7,378,470	2.1
187,600		General Electric Co.	4,374,832	1.2
121,600		Honeywell International, Inc.	9,540,736	2.7
117,700		KBR, Inc.	4,248,970	1.2
53,800		Lincoln Electric Holdings, Inc.	3,217,240	0.9
61,200		Lockheed Martin Corp.	6,476,796	1.8
154,700		Manitowoc Co., Inc.	3,250,247	0.9
47,900		Monsanto Co.	4,820,656	1.3
79,700		National Oilwell Varco, Inc.	5,602,910	1.6
130,900		NV Energy, Inc.	3,068,296	0.9
72,900	@	Old Dominion Freight Line	3,139,074	0.9
48,900		Pall Corp.	3,334,980	0.9

ING INFRASTRUCTURE, INDUSTRIALS AND MATERIALS FUND	PORTFOLIO OF INVESTMENTS as of May 31, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
142,300		Patterson-UTI Energy, Inc.	$2,989,723	0.8
192,200		Peabody Energy Corp.	3,780,574	1.0
100,900	@	Quanta Services, Inc.	2,862,533	0.8
120,800		Republic Services, Inc.	4,119,280	1.1
45,200		Roper Industries, Inc.	5,614,744	1.6
95,900		Schlumberger Ltd.	7,003,577	1.9
75,900		TAL International Group, Inc.	3,207,534	0.9
23,600		TransDigm Group, Inc.	3,447,960	1.0
98,800	@	Trimble Navigation Ltd.	2,756,520	0.8
91,400		UGI Corp.	3,490,566	1.0
63,200		Union Pacific Corp.	9,771,984	2.7
70,600	@	WABCO Holdings, Inc.	5,324,652	1.5
			163,126,331	45.4

		Total Common Stock (Cost $313,555,606)	352,436,485	98.0

SHORT-TERM INVESTMENTS: 1.8%
		Mutual Funds: 1.8%
6,431,000		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $6,431,000)	6,431,000	1.8

		Total Short-Term Investments (Cost $6,431,000)	6,431,000	1.8

		Total Investments in Securities (Cost $319,986,606)	$358,867,485	99.8
		Assets in Excess of Other Liabilities	738,266	0.2
		Net Assets	$359,605,751	100.0

@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $320,582,686.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$64,842,650
Gross Unrealized Depreciation	(26,557,851)
Net Unrealized Appreciation	$38,284,799

Sector Diversification	Percentage of Net Assets
Industrials	53.4%
Materials	17.3
Utilities	9.1
Telecommunication Services	8.0
Energy	7.9
Information Technology	2.3
Short-Term Investments	1.8
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

ING INFRASTRUCTURE, INDUSTRIALS AND MATERIALS FUND	PORTFOLIO OF INVESTMENTS as of May 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2013
Asset Table
Investments, at fair value
Common Stock
Brazil	$6,587,068	$—	$—	$6,587,068
Canada	2,409,954	—	—	2,409,954
Chile	2,175,448	—	—	2,175,448
China	8,344,500	2,645,785	—	10,990,285
Finland	—	3,562,537	—	3,562,537
France	—	27,914,624	—	27,914,624
Germany	—	31,146,725	—	31,146,725
India	—	1,456,189	—	1,456,189
Ireland	—	4,923,865	—	4,923,865
Italy	—	9,678,078	—	9,678,078
Japan	—	16,729,779	—	16,729,779
Luxembourg	8,323,188	—	—	8,323,188
Netherlands	—	9,503,328	—	9,503,328
Russia	4,310,699	—	—	4,310,699
South Korea	3,912,103	—	—	3,912,103
Sweden	—	4,715,886	—	4,715,886
Switzerland	4,957,225	3,089,862	—	8,047,087
United Kingdom	—	32,923,311	—	32,923,311
United States	163,126,331	—	—	163,126,331
Total Common Stock	204,146,516	148,289,969	—	352,436,485
Short-Term Investments	6,431,000	—	—	6,431,000
Total Investments, at fair value	$210,577,516	$148,289,969	$—	$358,867,485
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(1,493,817)	$—	$(1,493,817)
Total Liabilities	$—	$(1,493,817)	$—	$(1,493,817)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

ING Infrastructure, Industrials and Materials Fund Written OTC Options on May 31, 2013:

Number of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Securities
302,112	UBS Warburg LLC	Call on Custom Basket of Equity Securities	100 .000 EUR	06/21/13	$682,056	$(756,752)
84,976	Credit Suisse First Boston	Call on Custom Basket of Equity Securities	100 .000 GBP	06/21/13	300,268	(184,955)
357,940	Credit Suisse First Boston	Call on Custom Basket of Equity Securities	100 .000 USD	06/19/13	604,920	(123,597)
390,480	Goldman Sachs & Co.	Call on Custom Basket of Equity Securities	100 .000 USD	06/19/13	613,054	(428,513)
				Total Written OTC Options	$2,200,298	$(1,493,817)

ING INFRASTRUCTURE, INDUSTRIALS AND MATERIALS FUND	PORTFOLIO OF INVESTMENTS as of May 31, 2013 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of May 31, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Derivative Type	Fair Value
Liability Derivatives
Equity contracts	Writen options	$1,493,817
Total Liability Derivatives		$1,493,817

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral (received)/pledged, if any, at May 31, 2013(1):

Counterparty	Total Fair Value of OTC Derivative Instruments(2)	Collateral (Received)/Pledged	Net Exposure at May 31, 2013(3)
Credit Suisse First Boston	$(308,552)	$—	$(308,552)
Goldman Sachs & Co.	(428,513)	—	(428,513)
UBS Warburg LLC	(756,752)	—	(756,752)

(1)	Please refer to the table above for the gross fair values of all open OTC derivative instruments broken down by assets and liabilities at May 31, 2013.

(2)	Represents the net fair value of all open OTC derivative instruments with each respective broker(s).

(3)	Net exposure represents the fair value of the net receivable/(payable) that would be due from/(to) the counterparty in the event of default.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Infrastructure, Industrials and Materials Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 26, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 26, 2013